UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to March 31, 2012

Date of Report (Date of earliest event reported): May 15, 2012

Commission File Number of securitizer: 333-132348-01

Central Index Key Number of securitizer: 0001363894

HSBC Home Equity Loan Corporation II

Mick Forde

(224) 544-2945

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), HSBC Home Equity Loan Corporation II (the “Securitizer”) has indicated by check mark that the Securitizer has no activity to report for the quarterly period January 1, 2012 to March 31, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HSBC HOME EQUITY LOAN CORPORATION II
(Securitizer)

By:	/s/ Cheryl F. Steffens
Name:	Cheryl F. Steffens
Title:	Vice President & Assistant Treasurer

Date: May 15, 2012